Schedule of Inventories (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Beginning of the year	$ 6,531	$ 449
Development costs	25,641	6,903
Cost of goods sold	(23,633)	(338)
Project cancellations	(56)	(496)
Foreign currency impact	518	13
End of the year	$ 9,001	$ 6,531